Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
11. Subsequent Events
The Company has evaluated subsequent events from the balance sheet date through the date on which these financial statements were issued. Subsequent to the issuance of the financial statements, the following events occurred and required disclosure in, or revision to, the financial statements:
On October 6, 2020, the Company completed the IPO, in which the Company issued and sold 5,800,000 shares of its common stock at a public offering price of $15.00 per share. On October 14, 2020, the Company sold an additional 757,991 shares of common stock at $15.00 per share pursuant to the underwriters’ partial exercise of their option to purchase additional shares of common stock. The total gross proceeds of the IPO were $98.4 million and the Company raised approximately $88.3 million in net proceeds after deducting underwriting discounts and commissions and offering expenses payable by the Company. Upon the closing of the IPO, all of the outstanding shares of Series
A-1
and Series B convertible preferred stock converted into an aggregate of 14,951,519 shares of common stock at the applicable conversion ratio then in effect and the Company changed its authorized capital stock to 100,000,000 shares designated as common stock, and 10,000,000 shares designated as preferred stock, all with a par value of $0.0001 per share.
On December 29, 2020, the Company entered into a lease agreement for approximately 33,518 square feet, or the Pod 4 Portion, and approximately 54,666 square feet, or the Pod 5 Portion, of a manufacturing facility located in Andover, Massachusetts. The lease contains a free rent period for each of the Pod 4 Portion and the Pod 5 Portion. The term of the lease will continue for 15 years from the date the monthly rent for the Pod 5 Portion commences, or approximately December 31, 2036, unless earlier terminated in accordance with the terms of the lease. The Company has two options to extend the term of the lease for the entire premises for a period of 10 years each, with rent during the extended term being based on the then-prevailing market rental rate.
Under the lease, the monthly rent payments for the Pod 4 Portion are expected to commence on October 1, 2021, reflecting an approximately nine-month rent-free period following the execution of the lease. The Company has a right to occupy the Pod 4 Portion prior to the Pod 4 rent commencement date, subject to the completion of tenant improvements, and would be responsible for proportional base rent payments, utilities, and the Company’s proportionate share of operating costs and taxes attributable to the Pod 4 Portion, provided that such payments of base rent for the occupancy of the Pod 4 Portion would commence no earlier than July 1, 2021 in any event. Beginning on the Pod 4 rent commencement date, the Company will be obligated to make monthly base rent payments, which will initially be approximately $0.1 million and will increase to approximately $0.2 million during the initial term of the lease. The monthly rent payments for the Pod 5 Portion are expected to commence on January 1, 2022, reflecting an approximately one-year rent-free period following the execution of the lease. Beginning on the Pod 5 rent commencement date, the Company will be obligated to make monthly base rent payments, which will initially be approximately $0.2 million and will increase to approximately $0.3 million during the initial term of the lease. The total lease commitment is expected to be approximately $72.0 million over the
15-year
term. The Company also agreed to provide the landlord with a $2.9 million letter of credit as support for its obligations under the lease.

14. Subsequent Events
The Company has completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2019 through July 29, 2020, the date the financial statements were issued except for Note 14(b) as to which the date is September 28, 2020. Subsequent to the issuance of the financial statements, the following events occurred and required disclosure in, or revision to, the financial statements:
(a) Second Tranche of Series B Preferred Stock Financing (unaudited)
In September 2020, the Company achieved certain milestones related to the clinical development of its lead product candidate, ONCR-177. One of those milestones was that the three patients in the first cohort and first patient in the second cohort of the Company’s Phase 1 trial experienced no dose limiting toxicities within the first 28 days following their initial doses of ONCR-177. Upon achievement of the milestones, the Series B investors became obligated to purchase additional shares of Series B in a second and final tranche closing (see Note 6 for additional information). On September 17 and 23, 2020, the Company issued an aggregate of 41,690,117 shares of Series B at $0.8597 per share, for gross proceeds to the Company of $35.8 million, at the second tranche closing.
(b) Reverse Stock Split
On September 23, 2020, the Company’s board of directors and stockholders approved a one-for-12.0874 reverse split of the Company’s issued and outstanding common stock and a proportional adjustment to the existing conversion ratios for the outstanding shares of convertible preferred stock, which became effective on September 25, 2020. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the reverse stock split, including reclassification of par, additional paid-in capital and accumulated deficit amounts as a result of the split adjustment.

(c) Initial Public Offering (unaudited)
On October 6, 2020, the Company completed the IPO, in which the Company issued and sold 5,800,000 shares of its common stock at a public offering price of $15.00 per share. On October 14, 2020, the Company sold an additional 757,991 shares of common stock at $15.00 per share pursuant to the underwriters’ partial exercise of their option to purchase additional shares of common stock. The total gross proceeds of the IPO were $98.4 million and the Company raised approximately $88.3 million in net proceeds after deducting underwriting discounts and commissions and offering expenses payable by the Company. Upon the closing of the IPO, all of the outstanding shares of Series
A-1
and Series B convertible preferred stock converted into an aggregate of 14,951,519 shares of common stock at the applicable conversion ratio then in effect and the Company changed its authorized capital stock to 100,000,000 shares designated as common stock, and 10,000,000 shares designated as preferred stock, all with a par value of $0.0001 per share.
(d) Other (unaudited)
On September 23, 2020, the Company adopted the 2020 Equity Incentive Plan, or the 2020 Plan, which will become effective upon the execution of the underwriting agreement related to the IPO and will serve as the successor to the Plan. The 2020 Plan authorizes the award of stock options, restricted stock awards, or RSAs, stock appreciation rights, or SARs, restricted stock units, or RSUs, cash awards, performance awards and stock bonus awards. Under the 2020 Plan, 2,800,000 shares of common stock, plus any reserved shares not issued or subject to outstanding grants under the Plan on the effective date of the 2020 Plan are reserved for issuance pursuant to awards granted under the 2020 Plan. The number of shares reserved for issuance under the 2020 Plan will increase automatically on January 1 of each of 2021 through 2030 by the number of shares equal to the lesser of 5% of the aggregate number of outstanding shares of common stock as of the immediately preceding December 31, or a number as may be determined by the board of directors.
On September 23, 2020, the Company adopted the 2020 Employee Stock Purchase Plan, or the ESPP, which will become effective upon the execution of the underwriting agreement related to the IPO. The Company has initially reserved 280,000 shares of common stock for sale under the ESPP. The aggregate number of shares reserved for sale under the ESPP will increase automatically on January 1st of each of the first ten calendar years after the first offering date by the number of shares equal to the lesser of 1% of the total outstanding shares of common stock as of the immediately preceding December 31 (rounded to the nearest whole share) or a fixed number, or a number of shares as may be determined by the board of directors in any particular year.
On December 29, 2020, the Company entered into a lease agreement for approximately 33,518 square feet, or the Pod 4 Portion, and approximately 54,666 square feet, or the Pod 5 Portion, of a manufacturing facility located in Andover, Massachusetts. The lease contains a free rent period for each of the Pod 4 Portion and the Pod 5 Portion. The term of the lease will continue for 15 years from the date the monthly rent for the Pod 5 Portion commences, or approximately December 31, 2036, unless earlier terminated in accordance with the terms of the lease. The Company has two options to extend the term of the lease for the entire premises for a period of 10 years each, with rent during the extended term being based on the then-prevailing market rental rate.
Under the lease, the monthly rent payments for the Pod 4 Portion are expected to commence on October 1, 2021, reflecting an approximately nine-month rent-free period following the execution of the lease. The Company has a right to occupy the Pod 4 Portion prior to the Pod 4 rent commencement date, subject to the completion of tenant improvements, and would be responsible for proportional base rent payments, utilities, and the Company’s proportionate share of operating costs and taxes attributable to the Pod 4 Portion, provided that such payments of base rent for the occupancy of the Pod 4 Portion would commence no earlier than July 1, 2021 in any event. Beginning on the Pod 4 rent commencement date, the Company will be obligated to make monthly base rent payments, which will initially be approximately $0.1 million and will increase to approximately $0.2 million during the initial term of the lease. The monthly rent payments for the Pod 5 Portion are expected to commence on January 1, 2022, reflecting an approximately one-year rent-free period following the execution of the lease. Beginning on the Pod 5 rent commencement date, the Company will be obligated to make monthly base rent payments, which will initially be approximately $0.2 million and will increase to approximately $0.3 million during the initial term of the lease. The total lease commitment is expected to be approximately $72.0 million over the
15-year
term. The Company also agreed to provide the landlord with a $2.9 million letter of credit as support for its obligations under the lease.